Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2017	Dec. 31, 2016
RMB [member] | Fixed interest rate at 1.20% per annum as at December 31, 2017, with maturities through 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%	1.20%
RMB [member] | Corporate bond - fixed bond rate at 2.97%-3.63% [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
RMB [member] | Corporate bond - fixed bond rate at 2.97%-3.63% [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.63%	3.63%
RMB [member] | Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
RMB [member] | Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.38%	3.38%
RMB [member] | Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	90.00%	90.00%
RMB [member] | Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	100.00%	100.00%
RMB [member] | Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023 [Member] | Middle Range [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	95.00%	95.00%
USD [member] | Floating interest rates at three-month LIBOR + 3.30% per annum as at December 31, 2017, with maturities through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Three-month LIBOR + 3.30%	Three-month LIBOR + 3.30%
Borrowings interest rate basis adjustment	3.30%	3.30%
USD [member] | Floating interest rates at three-month LIBOR + 2.1% per annum as at December 31, 2017, with maturities through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Three-month LIBOR + 2.1%	Three-month LIBOR + 2.1%
Borrowings interest rate basis adjustment	2.10%	2.10%